UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 15.41%
	Asset Allocation - 0.99%
2,582	FPA Crescent Fund		$ 74,197
7,055	Intrepid Capital Fund		82,540
28	Oakmark Equity & Income Fund		811
			157,548
	Blend - 1.06%
7,368	Matthew 25 Fund		168,063

	Growth - 4.44%
704	Baron Small Cap Fund		18,548
10,409	RiverPark/Wedgewood Fund +		144,481
111	Sequoia Fund, Inc.		18,046
26,984	Tilson Dividend Fund		381,279
8,326	Vanguard Dividend Growth Fund		140,702
			703,056
	International - 3.96%
8	Artisan International Small Cap Fund		157
1,019	Artisan International Value Fund, Investor Shares		29,272
44,546	Templeton Global Bond Fund		594,693
93	Tweedy Browne Global Value Fund		2,296
			626,418
	Value - 4.96%
8,185	AKRE Focus Fund		126,124
95	Artisan Small Cap Value Fund		1,453
2,315	First Eagle Global Fund		115,282
4,939	GoodHaven Fund		117,063
8,322	IVA Worldwide Fund		134,900
12,017	Robeco Boston Partners Long/Short Research Fund		144,206
235	Walthausen Small Cap Value Fund		4,318
5,516	Westport Fund		142,049
			785,395
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $1,983,910)		2,440,480

	EXCHANGE TRADED FUND - 1.04%
	Commodity - 1.04%
9,500	iShares Gold Trust +
	(Cost $151,348)		164,065

	COMMON STOCKS - 62.65%
	Aerospace/Defense - 3.56%
4,100	Northrop Grumman Corp.		272,363
5,100	Raytheon Co.		291,516
			563,879
	Agriculture - 3.36%
2,100	Lorillard, Inc.		244,545
3,200	Philip Morris International, Inc.		287,808
			532,353
	Apparel - 1.73%
4,900	Coach, Inc.		274,498

	Banks - 2.95%
2,200	Bank of the Ozarks, Inc.		75,834
1,400	Cullen/Frost Bankers, Inc.		80,402
2,600	Lakeland Financial Corp.		71,760
3,500	Southside Bancshares, Inc.		76,335
2,400	Wells Fargo & Co.		82,872
1,700	Westamerica Bancorp.		79,985
			467,188
	Beverages - 3.58%
7,200	Coca-Cola Co.		273,096
2,600	Diageo PLC		293,098
			566,194
	Commerical Services - 3.91%
17,000	H&R Block, Inc.		294,610
20,300	Boyd Group Income Fund		324,957
			619,567
	Computers - 1.83%
435	Apple, Inc.		290,258

	Cosmetics/Personal Care - 1.83%
2,700	Colgate-Palmolive Co.		289,494

	Diversified Financial Companies - 1.01%
8,400	MicroFinancial, Inc.		76,860
1,300	T Rowe Price Group, Inc.		82,290
			159,150
	Electric - 1.37%
1,200	Duke Energy Corp.		77,760
1,500	FirstEnergy Corp.		66,150
1,700	PG&E Corp.		72,539
			216,449
	Food - 7.23%
8,200	Campbell Soup Co.		285,524
6,700	Kraft Foods, Inc.		277,045
4,600	Nestle SA		290,766
9,300	Sysco Corp.		290,811
			1,144,146
	Healthcare-Products - 2.72%
4,700	Baxter International, Inc.		283,222
10,000	Spectranetics Corp. +		147,500
			430,722
	Insurance - 2.42%
3,300	Berkshire Hathaway, Inc., Class B +		291,060
200	Markel Corp. +		91,698
			382,758
	Internet - 0.85%
31,700	Support.com, Inc. +		134,091

	Media - 0.66%
2,900	Comcast Corp.		103,733

	Miscellaneous Manufacturing - 1.81%
3,100	3M Co.		286,502

	Oil & Gas - 4.87%
2,600	Chevron Corp.		303,056
1,600	ConocoPhillips		91,488
1,700	Contango Oil & Gas Co. +		83,538
3,200	Exxon Mobil Corp.		292,640
			770,722
	Oil & Gas Services - 0.67%
8,200	Enerflex, Ltd.		105,427

	Pharmaceuticals - 3.60%
4,300	Abbott Laboratories		294,808
4,000	Johnson & Johnson		275,640
			570,448
	Real Estate - 0.59%
1,900	W.P. Carey and Co. +		93,100

	Retail - 1.85%
3,200	McDonald's Corp.		293,600

	Savings & Loan - 0.66%
4,000	Bofl Holding, Inc. +		104,200

	Semiconductors - 1.83%
12,800	Intel Corp.		290,304

	Software - 5.32%
13,300	Accelrys, Inc. +		115,178
4,700	Aspen Technology, Inc. +		121,448
10,200	Guidance Software, Inc. +		114,852
3,200	JDA Software Group, Inc. +		101,696
9,500	Microsoft Corp.		282,910
2,400	Tyler Technologies, Inc. +		105,648
			841,732
	Telecommunications - 2.44%
2,500	AT&T, Inc.		94,250
10,900	Alliance Fiber Optic Products, Inc. +		97,991
33,400	Extreme Networks +		111,556
1,800	Verizon Communications, Inc.		82,026
			385,823

	TOTAL COMMON STOCKS
	(Cost $9,110,771)		9,916,338

	PREFERRED STOCK - 0.98%
	Banks - 0.66%
2,000	BAC Capital Trust III, 7.00%, 8/15/2032		50,560
2,150	GMAC Capital Trust I, 8.125%, 2/15/2040		53,986
			104,546
	Diversified Financial Services - 0.32%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual		50,200

	TOTAL PREFERRED STOCK
	(Cost $150,324)		154,746

Principal
	CORPORATE BONDS - 3.46%
	Diversified Financial Companies - 0.61%
15,000	Goldman Sachs Group, Inc. (The), 5.375%, 3/15/2020		16,644
75,000	Jefferies Group, Inc., 5.50%, 3/15/2016		79,217
			95,861
	Entertainment - 0.07%
10,000	Speedway Motorsports, Inc., 8.75%, 6/1/2016		10,875

	Diversified Holding Companies - 0.14%
20,000	Leucadia National Corp., 8.125%, 9/15/2015		22,575

	Internet - 0.10%
14,000	Equinix, Inc., 8.125%, 3/1/2018		15,540

	Oil & Gas - 0.25%
40,000	Chesapeake Energy Corp., 6.775%, 3/15/2019		40,150

	Retail - 1.98%
30,000	Gap, Inc. (The), 5.95%, 4/12/2021		33,600
40,000	J Crew Group, Inc. 8.125%, 3/1/2019		42,100
100,000	JC Penney Corp., Inc., 5.65%, 6/1/2020		90,500
100,000	Sears Holdings Corp., 6.625%, 10/15/2018		93,625
50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017		54,125
			313,950
	Software - 0.31%
50,000	First Data Corp., 11.25%, 3/31/2016		48,750

	TOTAL CORPORATE BONDS
	(Cost $533,826)		547,701

	MUNICIPAL BOND - 0.45%
45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		53,346
25,000	Virginia Tobacco Settlement Financing Corp., 5.00%, 6/1/2047		18,139
	TOTAL MUNICIPAL BONDS (Cost $67,201)		71,485

	U.S. GOVERNMENT AND AGENCIES - 2.70%
	Federal National Mortgage Association - 0.63%
45,000	6.25%, 6/25/2032		48,737
50,000	5.00%, 7/25/2033		51,707
			100,444
	U.S. Treasury Inflation Protection Securities - 1.11%
115,000	2.50%, 1/15/2029		175,857

	U.S. Treasury Strips - 0.96%
350,000	0.00%, 8/15/2040		151,704

	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $425,518)		428,005
Shares
	LIMITED PARTNERSHIPS - 9.71%
740,876	Armor Capital Partners LP + ++ (a)
	(Cost $950,000)		1,537,957

	REITs - 2.04%
11,000	Apollo Residential Mortgage, Inc.		242,440
1,300	Ventas, Inc.		80,925
	(Cost $291,981)		323,365

	SHORT-TERM INVESTMENTS - 1.35%
213,926	First National Bank of Omaha Master Savings Account
	(Cost $213,926)		213,926

	TOTAL INVESTMENTS
	(Cost $13,878,805)(b)	99.79%	$ 15,798,068
	Other assets in excess of liabilities	0.21%	37,707

	TOTAL NET ASSETS	100.00%	$ 15,835,775

RIC - Regulated Investment Company
Non-income producing securities.
Restricted securities. The aggregate value of such securities is 9.71% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 9.71% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substaintally the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$2,029,499
	Unrealized depreciation:	(110,236)
	Net unrealized appreciation:	$1,919,263

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,916,338	$ -	$ -	$ 9,916,338
Corporate Bonds	-	547,701	-	547,701
Equity Mutual Funds (RICs)	2,440,480	-	-	2,440,480
Exchange Traded Fund	164,065	-	-	164,065
Municipal Bond	-	71,485	-	71,485
Preferred Stock	-	154,746	-	154,746
REITs	323,365	-	-	323,365
U.S. Government and Agencies	-	428,005	-	428,005
Limited Partnerships	-	-	1,537,957	1,537,957
Short-Term Investments	213,926	-	-	213,926
Total	$ 13,058,174	$ 1,201,937	$ 1,537,957	$ 15,798,068

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Limited Partnerships		Total
Beginning balance	$ 1,199,798	$ -	$ 1,199,798
Total realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	88,159	-	88,159
Return of Capital	-	-	-
Cost of purchases	250,000	-	250,000
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance	$ 1,537,957	$ -	$ 1,537,957

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at September 30, 2012 includes:
	$ 88,159	$ -	$ 88,159

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/27/12

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

11/27/12